Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 603,000.00
Previously Paid Amount	0.00
Total Fee Amount	83.27
Total Offset Amount	0.00
Net Fee	83.27
Narrative - Max Aggregate Offering Price	$ 603,000.00
Final Prospectus	true